Maxim Conservative Profile II Portfolio
Portfolio Summary Maxim Conservative Profile II Portfolio
Investment Objective
The Portfolio seeks capital preservation primarily through investments in Underlying Portfolios that emphasize fixed income investments.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Maxim Conservative Profile II Portfolio		Initial Class	Class L
Management Fees		0.10%	0.10%
Distribution (12b-1) Fees		none	0.25%
Other Expenses		none	none
Acquired Fund Fees and Expenses	[1]	0.73%	0.73%
Total Annual Portfolio Operating Expenses	[2]	0.83%	1.08%
[1]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are restated based on estimated amounts for the Portfolio's 2011 fiscal year.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Maxim Conservative Profile II Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Initial Class	85	265	460	1,025
Class L	110	342	593	1,312

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 33.04% of the average value of its portfolio.

Principal Investment Strategies

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest primarily in Underlying Portfolios. The Portfolio will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor's risk tolerance, investment time horizon and personal objectives. The Portfolio has a high emphasis on income and a low emphasis on growth of capital. The risk of loss of principal for the Portfolio is low.

The following table describes the asset allocation ranges for the Portfolio:

EQUITY	International	0-15%
	Small Cap	0-15%
	Mid Cap	0-15%
	Large Cap	10-40%
FIXED INCOME	Bond	30-50%
	Short-Term Bond	25-45%

The Portfolio may also invest in the GWL&A Contract.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities, U.S. and foreign fixed income securities (including those rated below investment grade), short-term investments, and derivatives. The following table shows the Portfolio's target allocation for the various asset classes listed above and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Cap	16.00%	International	7.00%
Maxim Janus Large Cap Growth Portfolio Initial		Maxim MFS International Growth Portfolio Initial
Maxim American Century Growth Portfolio Initial		Maxim Invesco ADR Portfolio Initial
Maxim T. Rowe Price Equity/Income Portfolio Initial		Maxim MFS International Value Portfolio Initial
Maxim Putnam Equity Income Portfolio Initial		Bond	41.00%
Mid Cap	7.00%	Maxim U.S. Government Mortgage Securities Portfolio Initial
Maxim T. Rowe Price MidCap Growth Portfolio Initial		Maxim Federated Bond Portfolio Initial
Maxim MidCap Value Portfolio Initial		Maxim Templeton Global Bond Portfolio Initial
Putnam Multi-Cap Value Fund A		Maxim Putnam High Yield Bond Portfolio
Small Cap	0.00%	Short-Term Bond	29.00%
Maxim Small-Cap Growth Portfolio Initial		GWL&A Contract
Maxim Loomis Sayles Small-Cap Value Portfolio Initial		Maxim Short Duration Bond Portfolio Initial
Maxim Small-Cap Value Portfolio Initial

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocations. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change the asset allocations at any time and without approval or notice to shareholders.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio. The primary risks are the same as those associated with fixed income securities. Secondary risks are the same as those associated with equity securities.

•	The Underlying Portfolios may not meet their own investments objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•	You will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

•	MCM's evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•	MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk – The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk – Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the performance of the Portfolio's Initial Class for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Portfolio. The Composite Index is derived by applying the Portfolio's target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Barclays Capital U.S. Aggregate Bond Index (bonds); and the Barclays Capital 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter	June 2009	10.50%
Worst Quarter	December 2008	-6.97%

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns - Maxim Conservative Profile II Portfolio		One Year	Five Years	Ten Years
Initial Class		9.02%	5.30%	4.81%
Class L	[1]	9.02%	5.30%	4.81%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)		17.16%	2.90%	2.50%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		6.54%	5.80%	5.84%
Composite Index (reflects no deduction for fees, expenses or taxes)		8.41%	4.78%	4.72%
[1]	Class L shares are new and had not commenced operations as of the date of this Prospectus. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Initial Class shares and has not been adjusted to reflect the expenses of the Class L shares. Initial Class and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).